Document and Entity Information	Mar. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001828161
Document Type	8-K
Document Period End Date	Mar. 23, 2026
Entity Registrant Name	FTC Solar, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40350
Entity Tax Identification Number	81-4816270
Entity Address, Address Line One	10900 Stonelake Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, Address Line Three	Quarry Oaks II Building
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	(512)
Local Phone Number	481-4271
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	FTCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false